Acquisition of Business (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 01, 2019	Dec. 31, 2018
Acquisition of Business [Abstract]
Cash paid		$ 1,895
Total acquisition price		1,895
Recognized amounts of identifiable assets acquired:
Intangible assets, net	$ 929	953
Property and equipment, net	1,299	91	1,108
Inventory	4,272	380	2,874
Net assets acquired		1,424
Goodwill	$ 5,147	$ 471	$ 4,676